Common Stock Options, Warrants and Restricted Stock Units - Schedule Summarizes Changes in Stock Warrants (Details) - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares, Warrants Outstanding Beginning	3,579,505	6,803,503	23,107,701
Number of Shares, Warrants Granted		233,334	312,500
Number of Shares, Warrants Exercised		(202,500)	(2,856,041)
Number of Shares, Warrants expired/cancelled	(3,274,055)	(3,254,832)	(158,706)
Number of Shares, Warrants Outstanding Ending	305,450	3,579,505	6,803,503
Number of Shares, Warrants Exercisable Ending	305,450	3,579,505
Exercise Price Per Share Warrants Granted		$ 0.40
Exercise Price Per Share Warrants Exercised		$ 0.10	$ 0.30
Weighted Average Remaining Contractual Life (in years) Warrants Outstanding, Beginning	6 months 7 days	1 year 10 months 25 days	2 years 10 months 10 days
Weighted Average Remaining Contractual Life (in years) Warrants Outstanding Ending	1 year 5 months 9 days	6 months 7 days	1 year 10 months 25 days
Weighted Average Remaining Contractual Life (in years) Warrants Exercisable	1 year 5 months 9 days	6 months 7 days
Aggregate Intrinsic Value Outstanding	$ 749	$ 2,052,699
Aggregate Intrinsic Value Outstanding		749	$ 2,052,699
Aggregate Intrinsic Value Exercisable		$ 749
Weighted Average Exercise Price Per Share Exercise Price Warrants Beginning	$ 4.45	$ 0.81	$ 1
Weighted Average Exercise Price Per Share Exercise Price Warrants Granted		0.34	0.13
Weighted Average Exercise Price Per Share Exercise Price Warrants Exercised		0.10	0.30
Weighted Average Exercise Price Per Share Exercise Price Warrants Expired/cancelled	4.62	0.13	8.76
Weighted Average Exercise Price Per Share Exercise Price Warrants Ending	2.64	4.45	0.81
Weighted Average Exercise Price Per Share Exercise Price Warrants Exercisable	2.64	4.45
Minimum [Member]
Weighted Average Exercise Price Outstanding	0.10	0.1	0.01
Exercise Price Per Share Warrants Granted			0.10
Exercise Price Per Share Warrants Exercised
Exercise Price Per Share Warrants Expired/cancelled	0.10	0.01	6.00
Weighted Average Exercise Price Outstanding	0.40	0.10	0.1
Exercise Price Per Share Exercisable	0.40	0.10
Maximum [Member]
Weighted Average Exercise Price Outstanding	10	10	25
Exercise Price Per Share Warrants Granted			0.15
Exercise Price Per Share Warrants Exercised
Exercise Price Per Share Warrants Expired/cancelled	4.60	6.00	25.00
Weighted Average Exercise Price Outstanding	10	10	$ 10
Exercise Price Per Share Exercisable	$ 10	$ 10